November 30, 2018	Direct Phone Number: (214) 651-5330

Direct Fax Number: (214) 200-0768

Jennifer.Wisinski@haynesboone.com

Via EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:	Registration Statement on Form S-4 filed by Commercial Metals Company

Ladies and Gentlemen:

Pursuant to the provisions of the Securities Act of 1933, as amended (the “Securities Act”), please find enclosed for filing on behalf of Commercial Metals Company (the “Company”) a Registration Statement on Form S-4 related to the Company’s proposed offer to exchange (the “Exchange Offer”) up to $350,000,000 in aggregate principal amount of new 5.750% Senior Notes due 2026 (the “New Notes”) for any and all of the Company’s outstanding unregistered 5.750% Senior Notes due 2026 (the “Old Notes”). The terms of the New Notes are substantially identical to those of the Old Notes except that the New Notes will be registered under the Securities Act and will be freely tradable.

As described in a letter from the Company that is being simultaneously provided to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the Exchange Offer is being made in reliance upon guidance from the Staff in the Exxon Capital Holdings Corp. No-Action Letter (available May 13, 1988) and similar no-action letters. The Company acknowledges that the requirements of Regulation 14D apply to the Exchange Offer and confirms that the Exchange Offer will remain open for at least 20 business days (as such term is defined in Rule 14d-1(g)(3) of Regulation 14D) after the commencement of the Exchange Offer.

Should any member of the Staff have any questions concerning the foregoing or desire further information or clarification in connection therewith, such person should contact the undersigned by telephone at (214) 651-5330 or by email at jennifer.wisinski@haynesboone.com.

Very truly yours,

/s/ Jennifer T. Wisinski

Jennifer T. Wisinski

Haynes and Boone, LLP

Enclosures

cc:	Paul K. Kirkpatrick, Vice President, General Counsel and Corporate Secretary

Adam R. Hickey, Vice President and Chief Accounting Officer

Haynes and Boone, LLP

Attorneys and Counselors

2323 Victory Avenue

Suite 700

Dallas, Texas 75219

T (214) 651-5000

F (214) 651-5940

www.haynesboone.com